UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22360

GLG Investment Series Trust

(Exact name of registrant as specified in charter)

390 Park Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Jordan Allen

GLG Inc.

390 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-593-0323

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited)

February 29, 2012

Description	Shares	Cost	Value
COMMON STOCKS—100.1%
Australia—6.0%
APA Group	40,203	$162,666	$211,699
Atlas Iron Ltd.	69,474	212,983	237,680
Emeco Holdings Ltd.	206,166	217,525	237,687
Iluka Resources Ltd.	39,977	424,319	715,988
Medusa Mining Ltd.	14,520	95,543	100,128
Mount Gibson Iron Ltd.	73,152	159,174	99,242
NRW Holdings Ltd.	185,720	542,045	762,845
OZ Minerals Ltd.	47,029	589,601	552,280
PanAust Ltd.*	196,751	729,979	768,064
Perseus Mining Ltd.*	25,110	80,889	77,287
Santos Ltd.	15,442	162,490	238,807

Total Australia		3,377,214	4,001,707

Austria—0.7%
Andritz AG	4,571	422,396	453,215

Belgium—2.5%
Barco NV	10,327	765,289	678,028
KBC GROEP NV	17,571	395,644	415,057
Solvay SA	3,831	387,099	471,410
Telenet Group Holding NV*	1,828	63,300	72,041
Umicore SA	104	5,370	5,411

Total Belgium		1,616,702	1,641,947

Brazil—1.4%
Brasil Brokers Participacoes	44,958	200,726	194,781
Localiza Rent A Car SA	11,358	197,684	210,989
Mills Estruturas e Servicos de Engenharia SA	15,226	204,618	202,156
PDG Realty SA Empreendimentos e Participacoes	67,259	244,165	291,009

Total Brazil		847,193	898,935

Canada—1.6%
Alamos Gold, Inc.	6,392	111,183	119,125
Detour Gold Corp.*	2,777	88,429	76,199
IAMGOLD Corp.	5,786	127,616	87,482
Lundin Mining Corp.*	105,247	552,417	547,008
New Gold, Inc.*	13,373	133,498	156,240
Yamana Gold, Inc.	5,919	76,162	102,773

Total Canada		1,089,305	1,088,827

China—0.0%†
Zhaojin Mining Industry Co., Ltd.	14,751	29,962	30,429

Denmark—1.6%
FLSmidth & Co. A/S	10,942	748,933	870,591
Jyske Bank A/S*	329	14,861	11,803
Sydbank A/S	9,222	243,416	177,155

Total Denmark		1,007,210	1,059,549

Finland—3.7%
Elisa Oyj	3,224	65,920	73,407
Metso Corp.	11,406	424,430	541,746
Nokian Renkaat Oyj	16,601	618,006	736,736
Outotec Oyj	12,766	660,849	782,716
Pohjola Bank PLC, Class A	25,489	308,267	294,595

Total Finland		2,077,472	2,429,200

France—5.5%
Arkema	2,584	175,204	236,787
Etablissements Maurel et Prom	17,422	429,841	330,414

Description	Shares	Cost	Value
Faurecia	9,476	$271,042	$265,060
Ingenico	10,455	489,242	500,547
Natixis	159,754	554,264	577,437
Remy Cointreau SA	3,640	303,722	356,590
SCOR SE	20,642	461,572	546,315
Valeo SA	15,160	940,976	815,685

Total France		3,625,863	3,628,835

Germany—13.3%
Aareal Bank AG*	24,856	541,483	537,468
Bertrandt AG	10,397	590,252	860,622
Brenntag AG	43	5,012	5,013
Commerzbank AG*	303,051	637,608	761,483
Continental AG*	3,075	272,333	279,937
Delticom AG	7,885	759,974	819,406
Deutz AG*	74,053	484,769	538,295
Dialog Semiconductor PLC*	39,424	742,872	846,436
Duerr AG	20,065	874,546	1,229,569
Fresenius SE & Co., KGaA	791	74,749	81,779
GEA Group AG	7,736	260,398	261,378
Infineon Technologies AG*	53,924	468,766	545,361
KUKA AG*	22,408	444,287	508,567
Leoni AG	15,557	683,185	780,151
Rhoen-Klinikum AG	489	10,134	9,570
SAF-Holland SA*	74,882	526,734	513,792
Wirecard AG	10,313	203,794	203,559

Total Germany		7,580,896	8,782,386

Hong Kong—5.6%
Emperor International Holdings Ltd.	865,779	190,613	165,204
Emperor Watch & Jewellery Ltd.	5,505,782	816,577	787,940
Galaxy Entertainment Group Ltd., Class L*	104,825	196,599	258,947
Hengdeli Holdings Ltd.	809,614	473,897	349,682
Melco Crown Entertainment Ltd. ADR*	27,754	296,315	350,533
Melco International Development Ltd.*	590,180	342,412	579,055
Ming Fung Jewellery Group Ltd.*	7,885,928	799,575	569,366
Oriental Watch Holdings Ltd.	858,158	434,213	420,438
SJM Holdings Ltd.	123,241	190,578	258,043

Total Hong Kong		3,740,779	3,739,208

Ireland—0.7%
Kenmare Resources PLC*	530,960	493,689	477,254

Italy—4.8%
Azimut Holding SpA	85,712	783,189	800,502
Banca Generali SpA	32,430	396,951	405,710
Banca Monte dei Paschi di Siena SpA	336,546	209,272	179,801
Banca Popolare di Milano Scarl	361,137	231,288	236,338
Banco Popolare Societa Cooperativa	55,925	101,378	102,822
Credito Emiliano SpA	81,798	436,249	397,994
Pirelli & C. SpA	339	2,947	3,532
Salvatore Ferragamo Italia SpA*	15,466	271,171	288,682
Tod’s SpA	3,379	335,642	347,768
Unione di Banche Italiane ScpA	33,471	160,362	155,096
Yoox SpA*	17,149	199,914	245,155

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

February 29, 2012

Description	Shares	Cost	Value
Total Italy		$3,128,363	$3,163,400

Japan—20.2%
Advance Residence Investment	104	207,181	192,545
Air Water, Inc.	59,610	715,958	775,099
Amada Co., Ltd.	55,269	417,816	388,222
Anritsu Corp.	75,602	638,551	910,498
Asahi Kasei Corp.	96,977	604,542	614,383
Circle K Sunkus Co., Ltd.	13,873	239,346	302,581
CyberAgent, Inc.	114	422,573	326,896
Daito Trust Construction Co., Ltd.	6,438	563,505	567,057
Daiwa House Industry Co., Ltd.	9,142	115,824	117,972
DeNA Co., Ltd.	10,532	538,876	342,688
Digital Garage, Inc.*	154	547,294	397,835
Don Quijote Co., Ltd.	13,676	443,542	472,242
Fuji Heavy Industries Ltd.	137,737	908,130	1,040,356
Gree, Inc.	11,393	367,520	356,268
Hulic Co., Ltd.	19,412	162,476	240,710
Japan Petroleum Exploration Co., Ltd.	8,138	385,361	394,937
Komeri Co., Ltd.	7,760	242,760	224,046
Kuraray Co., Ltd.	25,092	356,214	361,764
Modec, Inc.	21,600	446,063	447,996
Nabtesco Corp.	26,656	537,147	621,066
Nippo Corp.	19,000	205,511	204,982
Okuma Corp.	87,666	682,607	729,022
Omron Corp.	22,766	564,457	504,106
SMC Corp.	3,062	497,631	522,073
Sumitomo Bakelite Co., Ltd.	16,412	99,090	98,121
Sumitomo Heavy Industries Ltd.	77,679	470,086	427,144
Sumitomo Rubber Industries Ltd.	22,212	242,972	279,529
THK Co., Ltd.	23,314	506,202	493,583
Toyo Suisan Kaisha Ltd.	7,014	189,732	180,074
United Arrows Ltd.	15,267	319,047	304,063
Zeon Corp.	56,287	469,815	529,011

Total Japan		13,107,829	13,366,869

Netherlands—1.2%
Aalberts Industries NV	5,988	117,640	121,183
ASM International NV	11,170	380,293	418,775
Delta Lloyd NV	14,683	259,974	272,404

Total Netherlands		757,907	812,362

Norway—5.0%
Aker Solutions ASA	38,838	576,245	673,658
Det Norske Oljeselskap ASA*	48,543	417,669	779,464
DNO International ASA*	216,182	333,129	404,950
Fred Olsen Energy ASA	4,770	193,394	200,549
Kvaerner ASA*	208,651	526,698	589,810
North Atlantic Drilling Ltd.	87,918	158,826	188,753
Sevan Drilling AS*	160,875	201,221	218,457
TGS Nopec Geophysical Co., ASA	9,488	268,552	274,146

Total Norway		2,675,734	3,329,787

Peru—0.6%
Hochschild Mining PLC	48,695	491,478	395,863

Sweden—2.7%

Description	Shares	Cost	Value
Lundin Petroleum AB*	36,627	$412,438	$854,674
Skandinaviska Enskilda Banken AB, Class A	56,486	426,692	422,655
Swedbank AB, Class A	16,502	255,202	282,316
Trelleborg AB, Class B	24,570	260,209	263,457

Total Sweden		1,354,541	1,823,102

Switzerland—0.5%
Clariant AG*	18,403	260,186	257,321
Helvetia Holding AG	115	47,051	40,549
Swiss Life Holding AG*	16	2,344	1,845

Total Switzerland		309,581	299,715

United Kingdom—20.6%
Aberdeen Asset Management PLC	128,872	533,288	493,485
Aegis Group PLC	253,119	556,056	695,435
Afren PLC*	9,520	21,454	20,264
African Minerals Ltd.*	51,186	370,591	467,822
ARM Holdings PLC	26,531	261,095	240,374
Autoliv, Inc.	2,012	127,790	134,279
AZ Electronic Materials SA	155,970	677,313	702,210
Barratt Developments PLC*	379,865	545,312	889,563
Bovis Homes Group PLC	103,240	704,831	830,249
BowLeven PLC*	187,265	400,181	286,001
Burberry Group PLC	10,833	192,362	243,345
Croda International PLC	5,872	199,983	201,220
Enquest PLC*	199,624	442,118	402,691
Eurasian Natural Resources Corp.	14,399	163,586	160,465
Fenner PLC	177,347	945,937	1,334,800
Hargreaves Lansdown PLC	57,297	427,013	390,409
IMI PLC	18,739	237,086	288,875
ITV PLC	4,460	4,967	6,098
John Wood Group PLC	40,339	318,403	486,445
Johnson Matthey PLC	357	11,220	13,108
Kazakhmys PLC	9,946	162,684	175,477
Melrose PLC	29,303	163,718	182,182
Persimmon PLC	81,551	614,374	876,383
Premier Oil PLC*	13,553	104,263	94,999
Schroders PLC	5,360	133,854	131,830
Signet Jewelers Ltd.	2,124	78,987	99,616
Spectris PLC	32,561	655,914	903,925
Spirent Communications PLC	175,995	374,371	394,503
Taylor Wimpey PLC*	1,155,915	692,318	913,765
The Weir Group PLC	30,328	848,466	1,016,112
Wolseley PLC	13,946	362,716	540,464

Total United Kingdom		11,332,251	13,616,394

United States—1.9%
Alacer Gold Corp.*	17,186	133,669	168,093
Boart Longyear Ltd.	237,991	955,451	1,097,509

Total United States		1,089,120	1,265,602

TOTAL COMMON STOCKS		$60,155,485	$66,304,586

Liabilities in Excess of Other Assets—(0.1)%			(68,915)

NET ASSETS—100.0%			$66,235,671

*	Non-income producing security.
†	Less than 0.05%.

ADR—American Depositary Receipt

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

February 29, 2012

Industry classifications were as follows:

		% of Net
Industry	Value	Assets
Capital Goods	$14,624,452	22.1%
Materials	9,780,742	14.8
Energy	6,887,015	10.4
Consumer Durables & Apparel	5,250,130	7.9
Automobiles & Components	4,849,056	7.3
Banks	4,257,426	6.4
Technology Hardware & Equipment	3,891,608	5.9
Retailing	3,722,588	5.6
Diversified Financials	2,516,531	3.8
Semiconductors & Semiconductor Equipment	2,050,945	3.1
Real Estate	1,478,269	2.2
Consumer Services	1,446,579	2.2
Software & Services	1,300,350	2.0
Media	1,028,430	1.6
Insurance	861,113	1.3
Commercial & Professional Services	860,622	1.3
Food Beverage & Tobacco	536,664	0.8
Food & Staples Retailing	302,581	0.5
Utilities	211,699	0.3
Transportation	210,989	0.3
Telecommunication Services	145,448	0.2
Health Care Equipment & Services	91,349	0.1

Total Investments	$66,304,586	100.1%
Liabilities in Excess of Other Assets	(68,915)	(0.1)

Net Assets	$66,235,671	100.0%

SIGNIFICANT ACCOUTNING POLICIES

Fair Value Measurement (unaudited)

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall either in Level 2 or Level 3 have been adopted by the Fund. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of February 29, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$66,304,586	$—	$—	$66,304,586

*	Please refer to the Schedule of Investments for securities segregated by country.

Recent Accounting Pronouncements (unaudited)

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management of the Fund is currently evaluating the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements.

Federal Income Tax (unaudited)

The cost basis of investments for Federal income tax purposes at February 29, 2012 was as follows*:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$60,316,521	$8,279,935	$(2,291,870)	$5,988,065

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GLG Investment Series Trust

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date 4/19/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date 4/19/12

By (Signature and Title)*	/s/ Dahlila Crespo
Dahlila Crespo
Principal Financial Officer

Date 4/19/12

*	Print the name and title of each signing officer under his or her signature.